INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Raw material	$228,860	$114,005
Drugs, pharmaceutical and nutritional products	310,160	324,588
Food and beverage, hotel supplies and consumables	60,872	81,969
Total	$599,892	$520,562
Less: reserve for inventory	76,781	79,464
Total inventories, net	$523,111	$441,098

5. INVENTORIES

Inventories consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Raw material	$114,005	$62,462
Work in process	-	15,315
Finished goods-health supplements	-	521
Drugs, pharmaceutical and nutritional products	324,588	412,129
Food and beverage, hotel supplies and consumables	81,969	82,646
Total	$520,562	$573,073
Less: reserve for inventory	79,464	73,821
Total inventories, net	$441,098	$499,252